Document And Entity Information	12 Months Ended
Dec. 31, 2024 shares
Document Information Line Items
Entity Central Index Key	0001978057
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42014
Entity Registrant Name	TOP WEALTH GROUP HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Units 714 & 715
Entity Address, Address Line Two	Hong Kong Plaza
Entity Address, Address Line Three	188 Connaught Road West
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	TWG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	56,000,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Auditor Firm ID	3487
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Top Wealth Group Holding Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the consolidated statements of operation and other comprehensive income/(loss), consolidated statements of changes in equity and cash flows for the year ended December 31, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and the results of its operations and its cash flows for the year ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Units 714 & 715
Entity Address, Address Line Two	Hong Kong Plaza
Entity Address, Address Line Three	Connaught Road West
Entity Address, City or Town	Hong Kong
Entity Address, Country	HK
Contact Personnel Name	Kim Kwan Kings, WONG
City Area Code	+852
Local Phone Number	36158567
Contact Personnel Email Address	kings@topwealth.cc
Entity Address, Postal Zip Code	00000